Accrued Expenses and Other Current Liabilities (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Accrued Expenses and Other Current Liabilities [Abstract]
Deposits from advertising agencies	$ 2,452	14,844	11,149
Accrued professional fees	759	4,593	4,406
General operating expenses payables	6,627	40,117	23,754
Others	429	2,599	1,408
Total	$ 10,267	62,153	40,717